Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended
	Jul. 01, 2025	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Stock issued during period, shares, issued for litigation settlement (in Shares)	159,000
Stock issued during period, value, issued for litigation settlement	$ 150
Payments for legal settlements		$ 1,800